Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	LCI INDUSTRIES
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13646
Entity Tax Identification Number	13-3250533
Entity Address, Address Line One	3501 County Road 6 East,
Entity Address, City or Town	Elkhart,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514
City Area Code	(574)
Local Phone Number	535-1125
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	LCII
Security Exchange Name	NYSE
Entity Central Index Key	0000763744
Amendment Flag	false